Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31,
	2024	2023
	U.S. dollars in thousands

Cash in banks	371	133
Bank deposits with original maturities of three months or less*	-	1,268

	371	1,401

*	Deposits with maturity of less than three months, no such deposits as of December 31, 2024 (in 2023 the deposits were bearing interest of 4.41%-5.1% per annum).

Schedule of Cash and Cash Equivalents are Denominated or Linked

The currencies in which the cash and cash equivalents are denominated or linked to are:

	December 31,
	2024	2023
	U.S. dollars in thousands

U.S. dollars	343	382
NIS (not linked to the Israeli CPI)	28	1,019

	371	1,401